Stockholders' Equity (Deficit) (Details) - USD ($)				1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2021	Feb. 09, 2021	Aug. 03, 2020	Jan. 18, 2021	Apr. 28, 2020	Apr. 17, 2020	Apr. 15, 2020	Nov. 30, 2019	Jan. 22, 2019	Apr. 30, 2013	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 10, 2021	Nov. 30, 2020	Nov. 29, 2020	Jul. 06, 2020	Oct. 31, 2019
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of preferred stock											5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock liquidation value (in Dollars)										$ 100
Preferred stock conversion, description													The Series C Convertible Preferred Stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible Preferred Stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.
Preferred stock outstanding, description															The Series A Preferred Stock has forced conversion rights where the Company may force the conversion of the Series A Preferred Stock if certain conditions are met. Additionally, the Company may elect to redeem some or all of the outstanding Series A Preferred Stock for the stated value (currently $100/share) provided that proper notice is provided to the holders and that a number of conditions have been met.
Conversion price per share (in Dollars per share)							$ 0.2	$ 0.2							$ 0.3
Proceeds from issuance of series B preferred stock (in Dollars)																$ 110,000
Series B Preferred Stock aggregated							1,437,500								2,850,664
Common stock, par value (in Dollars per share)							$ 0.08				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Excess common stock, shares issued							1,437,500
Conversion common shares (in Dollars)							$ 575,000							$ 400,000	$ 400,000
Excess common stock							862,500
Excess common stock per share (in Dollars per share)							$ 0.08
Deemed dividend on extinguishment															69,000
Shares of common stock		4,276		8,500,000			4,125,000
Proceeds from issuance of common stock (in Dollars)														2,115,733	$ 2,115,733
Total subscription receivable value (in Dollars)															77,644
Investor invested amount (in Dollars)															$ 100,000
Subsequent financing percentage													50.00%		50.00%
Liquidated damages rate															1.00%
Subscription, subject cap rate															6.00%
Common stock issued															86,667
Common stock issued for due diligence fee description																These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Amortization of prepaid stock-based expense (in Dollars)													$ 107,970	460,289	$ 578,924
Prepaid expense (in Dollars)															$ 107,970
Common stock, shares issued											98,636,970		98,636,970		85,141,956	23,604,207
Convertible promissory notes, description							the Company entered into Exchange Agreements with the holders of the Notes. Pursuant to these Exchange Agreements, the holders agreed to exchange the Notes in the aggregate principal amount of $330,000 and 1,650,000 Warrants for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.								The Company would issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company issued 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Convertible long term notes payable (in Dollars)							$ 330,000
Warrants issued (in Dollars)							$ 1,650,000
Aggregate number of common stock							4,125,000
Preferred stock stated per value (in Dollars per share)							$ 0.08
Loss on debt extinguishment (in Dollars)															$ 198,000
Stock option, description															the Company agreed to grant to Executive a five-year option to purchase up to 200,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share, of which 100,000 vested on April 15, 2019 and 100,000 vested on July 15, 2019. On October 15, 2019, the Company granted to this same Executive another five-year option to purchase 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share. Should the Company terminate this employment agreement, the right to purchase shares shall cease as of the date of termination. Pursuant to a six-month employment agreement dated April 15, 2019 (the “Effective Date”), the Company agreed that an executive officer of the Company will be granted a five-year option to purchase up to 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share, of which 50,000 vested on April 15, 2019 and 50,000 vested on July 15, 2019. Should the Company terminate this agreement, the right to purchase shares shall cease as of the date of termination. This employment was terminated in October 2019 and accordingly, the 100,000 stock options were forfeited. The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.37%, expected dividend yield of 0%, expected option term of 5 years using the simplified method and expected volatility ranging from 74% to 158.6% based on comparable and calculated volatility. The aggregate grant date fair value of these awards amounted to $142,960 as of December 31, 2019.
Compensation expense (in Dollars)																$ 142,960
Total unrecognized compensation expense (in Dollars)																0
Exercise price (in Dollars per share)											$ 0.3		$ 0.3		$ 0.2
Per share Price (in Dollars per share)							0.2
Debt extinguishment (in Dollars)														$ (198,000)	$ (197,682)
Warrants term													5 years
Warrants period date													180 days
Obligation percentage													1.00%
Placement agent warrants, description													pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 2,850,664 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment.
Risk free interest rate													0.50%
Expected dividend yield													0.00%
Expected term													5 years
Expected volatility													169.00%
Aggregate grant date fair value of placement agent warrants (in Dollars)													$ 1,106,000
Convertible preferred stock	4,049
Convertible common stock	13,495,014
Stock-based compensation (in Dollars)													$ 83,728
Purchase agreement, description		the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 14,253,323 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible Preferred Stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 2,850,664 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.
Convertible Promissory Notes [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.08
Warrant issued							1,650,000
Convertible promissory notes (in Dollars)							$ 330,000
Aggregrate shares							4,125,000
Warrant [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock																					1,650,000
Exercise price (in Dollars per share)																$ 0.2
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of preferred stock										1,000,000					1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)															$ 0.0001	$ 0.0001
Preferred stock, shares issued			4,000							4,000						4,000
Preferred stock value (in Dollars)										$ 400,000
Preferred stock, redemption per share			2,000,000							500
Percentage of beneficial ownership limitation										9.99%
Preferred stock stated value (in Dollars per share)										$ 100
Preferred stock, redemption per share (in Dollars per share)										$ 0.2					$ 100	$ 100
Preferred stock conversion, description															Series A Convertible Preferred Stock was redeemable at the option of the holder upon the occurrence of certain “triggering events.” In case of a triggering event, the holder had the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding preferred stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a buy-in, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock), sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock requirement.
Preferred stock value (in Dollars)			$ 400,000													$ 400,000
Converted shares						4,000
Common stock, shares issued						2,000,000
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of preferred stock								2,000		2,000	2,000		2,000		2,000	2,000			115,000
Preferred stock, par value (in Dollars per share)								$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 1,000
Preferred stock, shares issued							115									115			115
Preferred stock stated value (in Dollars per share)								$ 1,000
Preferred stock, redemption per share (in Dollars per share)											$ 1,000		$ 1,000		$ 1,000	$ 1,000
Preferred stock conversion, description							the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. In connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020.
Preferred stock value (in Dollars)							$ 115,000
Conversion price per share (in Dollars per share)																		$ 0.2
Proceeds from issuance of series B preferred stock (in Dollars)								$ 110,000
Net of conversion fees (in Dollars)								$ 5,000
Common stock, shares issued								575,000
Warrant issued							575,000
Shares of common stock															575,000
Convertible promissory notes, description			After such conversion, the Company reclassed the $400,000 redemption value of the Series A Preferred Stock to additional paid in capital.
Exercise price (in Dollars per share)																$ 0.2
Warrant issued															575,000
Convertible preferred stock stated value
Series C Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of preferred stock		4,280									4,280		4,280
Preferred stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001
Preferred stock outstanding, description													A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Convertible preferred stock stated value													1,000
Preferred stock, shares outstanding	227
Series C Conversion Price [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion price per share (in Dollars per share)											$ 0.3		$ 0.3
Series C Purchase Agreements [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred stock conversion, description		the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 14,253,323 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting placement agent and other offering expenses of $481,898 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company recognized a total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.
Subscription Arrangement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion price per share (in Dollars per share)															$ 0.01
Shares of common stock															7,764,366
Proceeds from issuance of common stock (in Dollars)															$ 75,644
Subscription receivable (in Dollars)															$ 2,000					$ 2,000
Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.08
Shares of common stock					29,993,750
Proceeds from issuance of common stock (in Dollars)					$ 2,399,500
Placement agent fees (in Dollars)					242,950
Other offering expenses (in Dollars)					118,460
Total net proceeds (in Dollars)					$ 2,038,090
Consulting agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.08
Shares of common stock						3,468,841
Proceeds from issuance of common stock (in Dollars)						$ 277,508
Initial payment (in Dollars)									$ 25,000
Consultant value (in Dollars)									$ 5,000
Warrant, description									Additionally, the Company issued 100,000 shares of common stock of the Company to the consultant on a quarterly basis in tranches of 25,000 shares per quarter, commencing on March 31, 2019, and continuing on to the last day of each subsequent quarter in the year 2019. These shares were valued on the January 22, 2019 grant date at $35,000, or $0.35 per common share, based on recent common share sales which shall be amortized over the vesting period. For the year ended December 31, 2019, the Company recorded stock-based professional fees of $35,000. Through December 31, 2019, the Company issued 100,000 shares of its common stock to the consultant.
AdvisoryAgreements [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)						$ 0.08
Shares of common stock						5,117,343
Proceeds from issuance of common stock (in Dollars)						$ 409,387
Employment Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common stock, par value (in Dollars per share)															$ 0.08
Shares of common stock						7,630,949
Proceeds from issuance of common stock (in Dollars)						$ 610,476									$ 610,476
Warrant [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred stock, shares issued								575,000
Warrant, description													The warrants were valued on the grant date at approximately $0.33 per warrant for a total of $83,728 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.35 per share (based on the quoted trading price on the date of grant), volatility of 169%, expected term of five year, and a risk-free interest rate of 0.46%.
Exercise price (in Dollars per share)				$ 0.2
Warrants term				5 years
Purchase of warrants shares				250,000
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Excess common stock, shares issued							2,475,000
Common stock, shares issued							1,650,000
Per share, price (in Dollars per share)							$ 0.08
Debt extinguishment (in Dollars)															$ 198,000
Convertible preferred stock stated value												2,000,000			2,000,000
Common Stock [Member] | Minimum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Authorized number of shares																	100,000,000
Common Stock [Member] | Maximum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Authorized number of shares																	500,000,000